Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2023 EUR (€)
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 292,259
2025
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	207,691
2026
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	135,897
2027
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	92,838
2028
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	95,175
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Raw material purchase commitments	€ 96,600